Income (Loss) Per Share (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Income (Loss) Per Share
Note 4 – Income (Loss) Per Share
For the three months ended March 31, 2022 and 2021, the Company incurred net losses and therefore no common stock equivalents were utilized in the calculation of diluted loss per share as they are anti-dilutive. At March 31, 2022 and 2021, the Company excluded the following potentially dilutive securities (in thousands):
	March 31,
	2022	2021
Stock Options	2,640	1,022
Warrants	21,357	21,357
Restricted Stock Units	1,460	798

Note 5 – Loss Per Share
For the years ended December 31, 2021 and 2020, the Company incurred net losses and therefore no common stock equivalents were utilized in the calculation of loss per share as they are anti-dilutive in the periods presented. At December 31, 2021 and 2020, the Company excluded the following potentially dilutive securities (in thousands):
	December 31,
	2021	2020
Stock Options	2,132	964
Warrants	21,357	2,638
Restricted Stock Units	604	340